Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$836,349.79

Principal:
Principal Collections	$9,049,079.33
Prepayments in Full	$5,048,180.27
Liquidation Proceeds	$163,529.13
Recoveries	$37,913.13
Sub Total	$14,298,701.86
Collections	$15,135,051.65

Purchase Amounts:
Purchase Amounts Related to Principal	$330,983.24
Purchase Amounts Related to Interest	$1,741.81
Sub Total	$332,725.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,467,776.70

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,467,776.70
Servicing Fee	$184,307.17	$184,307.17	$0.00	$0.00	$15,283,469.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,283,469.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,283,469.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,283,469.53
Interest - Class A-4 Notes	$222,764.53	$222,764.53	$0.00	$0.00	$15,060,705.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,060,705.00
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$14,982,449.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,982,449.58
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$14,925,026.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,925,026.25
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$14,852,801.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,852,801.25
Regular Principal Payment	$13,271,101.95	$13,271,101.95	$0.00	$0.00	$1,581,699.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,581,699.30
Residuel Released to Depositor	$0.00	$1,581,699.30	$0.00	$0.00	$0.00
Total		$15,467,776.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,271,101.95
Total					$13,271,101.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,271,101.95	$91.78	$222,764.53	$1.54	$13,493,866.48	$93.32
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$13,271,101.95	$12.17	$430,668.28	$0.40	$13,701,770.23	$12.57

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$124,333,689.46	0.8598457	$111,062,587.51	0.7680677
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$199,183,689.46	0.1826954	$185,912,587.51	0.1705229

Pool Information
Weighted Average APR	4.526%	4.520%
Weighted Average Remaining Term	27.57	26.77
Number of Receivables Outstanding	20,771	20,045
Pool Balance	$221,168,609.24	$206,367,658.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$199,183,689.46	$185,912,587.51
Pool Factor	0.1843072	0.1719731

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$20,455,071.41
Targeted Overcollateralization Amount	$20,455,071.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,455,071.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$209,178.35
(Recoveries)		146	$37,913.13
Net Losses for Current Collection Period			$171,265.22
Cumulative Net Losses Last Collection Period			$8,106,276.12
Cumulative Net Losses for all Collection Periods			$8,277,541.34

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.93%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.63%	450	$5,426,853.51
61-90 Days Delinquent	0.26%	48	$535,337.91
91-120 Days Delinquent	0.10%	13	$196,353.92
Over 120 Days Delinquent	0.42%	62	$861,909.00
Total Delinquent Receivables	3.40%	573	$7,020,454.34

Repossession Inventory:
Repossessed in the Current Collection Period		17	$256,352.76
Total Repossessed Inventory		22	$311,493.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4085%
Preceding Collection Period			0.4656%
Current Collection Period			0.9614%
Three Month Average			0.6118%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5994%
Preceding Collection Period			0.5440%
Current Collection Period			0.6136%
Three Month Average			0.5857%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer